GrandView Investment Trust
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                November 15, 1995

                                                         Telephone 919-972-9922
                                                         U.S. WATS 800-525-FUND
                                                         Facsimile 919-442-4226


To the Shareholders of the GrandView Healthcare Realty Income Fund:

We are pleased to enclose the semi-annual report for the GrandView Healthcare Realty Income Fund. As is our custom, we are pleased to show our results in the table below along with appropriate market benchmarks.


---------------------------------------------------------------------------------=======================-------------------------
Period Ending             Dow Jones            S&P 500             GrandView             GrandView              GrandView
                        Utility Index           Index              REIT Index           Healthcare          Healthcare Realty
                        (Total Return)      (Total Return)       (Total Return)        Realty Income           Income Fund
                                                                                        Fund (NAV)                (MOP)
                                                                                      (Total Return)         (Total Return)
---------------------------------------------------------------------------------------------------------------------------------
Six Months                  4.92%               7.66%                11.30%                8.78%                  5.50%
Ending 9/30/96
---------------------------------------------------------------------------------------------------------------------------------
One Year                    7.20%               20.14%               18.29%               24.06%                 20.32%
Ending 9/30/96
---------------------------------------------------------------------------------------------------------------------------------
Since Inception             15.27%              29.53%               23.53%               25.21%                 21.43%
From 07/03/95
Ending 9/30/96
---------------------------------------------------------------------------------=======================-------------------------



NAV= Net Asset Value (Without Sales Load)
MOP = Maximum Offering Price (With Sales Load)

We are generally pleased with the overall performance of the GrandView Healthcare Realty Income Fund over the last six months. While the six month returns fell short of the overall REIT market as represented by The GrandView REIT Index, the Fund did outperform both the S&P 500 Index and the Dow Jones Utility Index. This performance coupled with previous performance, has provided shareholders with an excellent total return in relation to all the various stock market benchmarks. Shareholders, however, are reminded that using short term returns, both good and bad, are not the best measure of a evaluating a highly focused sector fund. In addition, past returns should never be used as an indicator of future performance. The GrandView Healthcare Realty Income Fund maintains a core position in the Healthcare REIT industry at all times and hence is subject to seeing its performance largely dependent on the healthcare industry. Over long periods, we feel this will reward shareholders as the industry thrives due to the aging demographics of the population and by the high quality of these highly diversified companies.

Another objective of the GrandView Healthcare Realty Income Fund is to provide shareholders high levels of consistent or increasing income through investing in real estate securities. To this end, we have supplemented our healthcare holdings with REITs that exhibit either above average, sustainable dividends or with REITs that have good prospects of ever increasing dividends. This approach has allowed us to pay out $0.30 to shareholders over the last six months. We expect to continue to distribute monthly and feel that we will be able to increase our monthly distribution, currently $0.05, beginning in the first quarter of next year. A modest capital gain distribution is anticipated in

December. Shareholders should know that the GrandView Healthcare Realty Income Fund currently pays one of the highest yields of any real estate fund available to the public. In addition, while the market in general experienced a mild correction in the mid summer of 7-10%, your fund experienced positive returns throughout. We think this shows the stabilizing influence a real estate fund can add to an investment portfolio.

We are also please to inform you that your fund, in addition to all the GrandView Funds are now available for 24 hour pricing and shareholder information by calling 1-800-773-3863. Fund information is also available on America On Line via keyword Morningstar as well in reports published by Lipper Analytical, and Value Line. Finally, we are also listed in USA Today in the first issue of every month in which all funds are ranked against their peers.

Again we thank you for your support and look forward to a prosperous future. Should you have any questions or desire additional information, please feel free to contact the Fund Administrator at 1-800- 525-3863, or the offices of GrandView Advisers at 1-800-578-4301.


Winsor H. Aylesworth
President
GrandView Advisers

                    GRANDVIEW HEALTHCARE REALTY INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                               September 30, 1996
                                  (Unaudited)

                                                                    Value
                                                   Shares         (note 1)
COMMON STOCKS - 93.79%

   Commercial Services - 2.89%
      Omnicare, Inc.                                  200          $6,100

   Medical - Hospital Management & Service - 4.42%
   (a)HEALTHSOUTH Corporation                         100           3,838
   (a)OrNda HealthCorp                                200           5,475
                                                                    -----
                                                                    9,313
   Real Estate Investment Trust - 86.48%
      Allied Capital Commercial Corporation           250           5,469
      American Health Properties, Inc.                250           5,469
      Asset Investors Corporation                   1,200           4,350
      Bay Apartment Communities, Inc.                 250           7,125
      Capstead Mortgage Corporation                   200           4,125
      Capstone Capital Trust, Inc.                    400           8,400
      Columbus Realty Trust                           250           5,094
      Crown American Realty Trust                     400           3,100
      FAC Realty, Inc.                                400           3,500
      G&L Realty Corporation                          400           6,300
      Health Care Property Investors, Inc.            300           9,825
      Health Care REIT, Inc.                          250           5,781
      Health and Retirement Property Trust            500           8,937
      Healthcare Realty Trust, Inc.                   500          11,812
      Innkeepers USA Trust                            400           4,450
      LTC Properties, Inc.                            600           9,900
      Manufactured Home Communities, Inc.             250           4,781
      Meditrust Corporation                           300          10,425
      Merry Land & Investment Company, Inc            400           8,500
      National Golf Properties, Inc.                  250           6,969
      National Health Investors, Inc.                 250           8,344
      Nationwide Health Properties, Inc.              200           4,425
      OMEGA Healthcare Investors, Inc.                350          10,456
      South West Property Trust                       400           5,550
      Sunstone Hotel Investors, Inc.                  800           8,100
      Universal Health Realty Income Trust            400          11,100
                                                                 --------
                                                                  182,287

      Total Common Stocks (Cost $181,393)                         197,700
                                                                 --------
REPURCHASE AGREEMENT (b) - 1.58%
      Wachovia Bank                                 3,322           3,322
      5.75%, due October 1, 1996
      (Cost $3,322)




                                                               (Continued)

                    GRANDVIEW HEALTHCARE REALTY INCOME FUND

                            PORTFOLIO OF INVESTMENTS
                               September 30, 1996
                                  (Unaudited)



Total Value of Investments (Cost $184,715 (c))           95.37%         $201,022
Other Assets Less Liabilities                             4.63%            9,760
                                                       --------        ---------
   Net Assets                                           100.00%         $210,782
                                                                      ==========

   (a)Non-income producing investment.

(b) The repurchase agreement is fully collateralized by U. S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The Nottingham Company.

(c)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealized  appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation                            $17,238
      Unrealized depreciation                              (931)
                                                    ------------

               Net unrealized appreciation               $16,307
                                                    ============




See accompanying notes to financial statement

                    GRANDVIEW HEALTHCARE REALTY INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1996
                                  (Unaudited)

ASSETS
   Investments, at value (cost $184,715)                            $201,022
   Interest receivable                                                    10
   Dividends receivable                                                1,106
   Receivable for investments sold                                     3,705
   Prepaid expenses                                                    4,341
   Deferred organization expenses, net (note 4)                       20,408
   Other asset                                                            50
                                                                  ----------
      Total assets                                                   230,642
                                                                  ==========
LIABILITIES
   Accrued expenses                                                    1,981
   Payable for investment purchases                                    3,695
   Due to investment advisor                                          13,600
   Disbursements in excess of cash on demand deposit                     584
                                                                  ----------
      Total liabilities                                               19,860
                                                                  ==========
NET ASSETS
   (applicable to 18,294 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)           $210,782
                                                                  ==========
NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($210,782  18,294 shares)                                         $11.52

OFFERING PRICE PER SHARE
   (100  95.5 of $11.52)                                             $12.06

NET ASSETS CONSIST OF
   Paid-in capital                                                  $193,110
   Distributions in excess of net investment income                     (51)
   Undistributed net realized gain on investments                      1,416
   Net unrealized appreciation on investments                         16,307
                                                                  ----------
                                                                    $210,782
                                                                  ==========




See accompanying notes to financial statements

                    GRANDVIEW HEALTHCARE REALTY INCOME FUND

                            STATEMENT OF OPERATIONS

                        Period ended September 30, 1996
                                  (Unaudited)

INVESTMENT INCOME

   Income
      Dividends                                                        $6,318
      Interest                                                            223
                                                                    ---------
         Total income                                                   6,541
                                                                    =========

   Expenses
      Fund accounting fees (note 2)                                     4,663
      Professional fees                                                 2,912
      Custody fees                                                      1,374
      Registration and filing administration fees                         748
      Investment advisory fees (note 2)                                   639
      Securities pricing fees                                             483
      Fund administration fees (note 2)                                   274
      Distribution fees (note 3)                                          228
      Shareholder recordkeeping fees                                       71
      Amortization of deferred organization expenses (note 4)           2,729
      Shareholder servicing expenses                                      933
      Other operating expenses                                            811
      Printing expenses                                                   298
      Registration and filing expenses                                     91
      Trustee fees and meeting expenses                                    57
                                                                     --------
         Total expenses                                                16,311
                                                                     ========

         Less:
            Expense reimbursements (note 2)                           (14,074)
            Investment advisory fees waived (note 2)                     (639)
                                                                     --------
         Net expenses                                                   1,598
                                                                     --------
            Net investment income                                       4,943
                                                                     ========
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions                       1,416
   Increase in unrealized appreciation on investments                  10,288
                                                                    ---------
      Net realized and unrealized gain on investments                  11,704
                                                                    ---------
         Net increase in net assets resulting from operations         $16,647
                                                                    =========



See accompanying notes to financial statements

                    GRANDVIEW HEALTHCARE REALTY INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                                                          For the
                                                                        period from
                                                                        July 3, 1995
                                                                      (commencement of
                                                     Period ended       operations)
                                                     September 30,       March 31,
                                                         1996              1996
INCREASE IN NET ASSETS

  Operations
     Net investment income                                 $4,943        $3,273
     Net realized gain from investment transactions         1,416         2,608
     Increase in unrealized appreciation on investment     10,288         6,019
                                                           ------         -----

        Net increase in net assets resulting
           from operations                                 16,647        11,900
                                                           ======        ======

  Distributions to shareholders from
     Net investment income                                 (4,943)       (3,273)
     Distributions in excess of net investment income         (51)            0
     Net realized gain from investment transactions             0        (2,608)
     Tax return of capital                                      0          (279)
                                                           ------        ------

        Decrease in net assets resulting from
            distributions                                  (4,994)       (6,160)
                                                           ======        ======

  Capital share transactions
     Increase in net assets resulting from capital
          share transactions                               52,409       140,980
                                                           ------       -------

           Total increase in net assets                    64,062       146,720
                                                           ======       =======

NET ASSETS

  Beginning of period                                     146,720             0
                                                          -------       -------

  End of period                                          $210,782      $146,720
                                                         ========      ========



(a) A summary of capital share activity follows:
                                                       For the period from July 3, 1995
                                  Period ended         commencement of operations) to
                               September 30, 1996             March 31, 1996

--------------------------------------------------------------------------------
                              Shares         Value         Shares         Value
--------------------------------------------------------------------------------

Shares sold                    4,516       $49,114         14,145      $148,513
Shares issued for reinvestment
  of distributions               297         3,295            330         3,551
                               -----        ------         ------       -------

                               4,813        52,409         14,475       152,064

Shares redeemed                    0             0           (994)      (11,084)
                              ------        ------         ------       -------

  Net increase                 4,813       $52,409         13,481      $140,980
                              ======       =======         ======      ========


See accompanying notes to financial statements

                    GRANDVIEW HEALTHCARE REALTY INCOME FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)
                                  (Unaudited)



                                                                          For the
                                                                        period from
                                                                        July 3, 1995
                                                                     (commencement of
                                                        Year ended     operations) to
                                                       September 30,     March 31,
                                                           1996            1996

Net asset value, beginning of period                      $10.88          $10.00

   Income from investment operations
      Net investment income                                 0.30            0.38
      Net realized and unrealized gain on investment        0.64            1.10
                                                            ----            ----

         Total from investment operations                   0.94            1.48
                                                            ====            ====

   Distributions to shareholders from
      Net investment income                                (0.30)          (0.38)
      Distributions in excess of net investment in          0.00            0.00
      Net realized gain from investment transaction         0.00           (0.20)
      Tax return of capital                                 0.00           (0.02)
                                                            ----           -----

         Total distributions                               (0.30)          (0.60)
                                                           -----           -----

Net asset value, end of period                            $11.52          $10.88
                                                          ======          ======


Total return                                                8.78 %         15.08 %


Ratios/supplemental data

   Net assets, end of period                            $210,782        $146,720

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fee         17.87 %(a)      34.51 %(a)
      After expense reimbursements and waived fees          1.75 %(a)       1.75 %(a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fee        (10.69)%(a)     (26.86)%(a)
      After expense reimbursements and waived fees          5.41 %(a)       5.81 %(a)


   Portfolio turnover rate                                 23.24 %         52.74 %


(a)  Annualized.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.


See accompanying notes to financial statements

                     GRANDVIEW HEALTHCARE REALTY INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The GrandView Healthcare Realty Income Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the GrandView Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on July 3, 1995. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B Federal Income Taxes - At March 31, 1996, the Fund was considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The character of distributions made during the year from net investment income or net realized gains from investment transactions may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains are recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

          The Fund records distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments.

     D. Distributions to Shareholders - The Fund generally declares dividends monthly, payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                                                                     (Continued)

                     GRANDVIEW HEALTHCARE REALTY INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)



     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     F.   Repurchase  Agreements  -  The  Fund  may  acquire  U.  S.  Government
          Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.70% of the Fund's average daily net assets.

     Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.75% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $639 ($0.04 per share) and has voluntarily reimbursed $14,074 of the Fund's operating expenses for the period ended September 30, 1996.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.30% of the Fund's first $25 million of average daily net assets, 0.275% of the next $25 million of average daily net assets, and 0.225% of average daily net assets over $50 million. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

                     GRANDVIEW HEALTHCARE REALTY INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)



     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 1996, the Distributor retained no sales charges.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

     At September 30, 1996, the Advisor, its officers, and Trustees of the Fund held 7,136 shares or 39.0% of the Fund shares outstanding.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

     All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $108,566 and $37,551, respectively, for the period ended September 30, 1996.